STATUTORY RESERVES AND RESTRICTED NET ASSETS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Minimum annual appropriation to general reserve fund as a percentage of after tax profit	10.00%
Threshold percentage of general reserve fund to registered capital	50.00%
Amount of restricted net asset unconsolidated subsidiaries	$ 84,343,422	$ 79,982,109
Beijing U Tiger Business
Appropriation to statutory reserve funds					$ 724,008
Beijing Yixin
Appropriation to statutory reserve funds	2,293,278	2,261,115	$ 899,337	$ 1,939,543
Beijing Yiyi
Appropriation to statutory reserve funds		280,624
Hangzhou U-Tiger
Appropriation to statutory reserve funds		$ 67,000
Guangzhou U Tiger
Appropriation to statutory reserve funds	$ 46,134